Leases - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Additions to right-of-use assets	€ 118.3	€ 126.5
Total cash outflow for leases	46.2	17.0	€ 14.7
Undiscounted potential future lease payments related to renewal options not included in lease liabilities until 2049	€ 163.1	€ 82.8